BORROWINGS - Borrowings by Nature (Details)		6 Months Ended	12 Months Ended
	May 13, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CHF (SFr)	May 22, 2020 EUR (€)	Apr. 24, 2020 EUR (€)	Aug. 08, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 2,530,000,000
Arrangement fees		(29,000,000)
Accrued interests		35,000,000
Gross lease liabilities		190,000,000
Interest accrued lease liabilities		1,000,000
Leases		191,000,000	€ 188,000,000
Borrowings		2,536,000,000	2,361,000,000
Non-current borrowings		2,434,000,000	2,160,000,000
Current borrowings		102,000,000	201,000,000
Secured Pan-U.S. ABL (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 0		$ 0
Effective rate		3.43%		3.43%	3.43%
Borrowings		€ 0	127,000,000
Secured U.S. DDTL (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value | $				$ 0
Borrowings		0	0				€ 166,000,000
Secured PGE Loan (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 180,000,000		$ 180,000,000
Effective rate		2.50%		2.50%	2.50%
Borrowings		€ 180,000,000	0
Secured PGE Loan (due 2025) | French State
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 180,000,000
Percentage of principal outstanding amount guaranteed	80.00%
Option to extend period	5 years
Secured PGE Loan (due 2025) | French State | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 30,000,000
Secured Inventory Based Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Constellium SE (Issued May 2014, due 2024)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 357,000,000		$ 400,000,000
Nominal rate		5.75%
Effective rate		6.26%		6.26%	6.26%
Arrangement fees		€ (3,000,000)
Accrued interests		3,000,000
Borrowings		357,000,000	€ 355,000,000
Constellium SE (Issued May 2014, due 2021)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 0
Nominal rate		4.63%	4.625%
Effective rate		5.16%		5.16%	5.16%
Arrangement fees		€ 0
Accrued interests		0
Borrowings		0	€ 200,000,000					€ 300,000,000
Constellium SE (Issued February 2017, due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 580,000,000		$ 650,000,000
Nominal rate		6.63%
Effective rate		7.13%		7.13%	7.13%
Arrangement fees		€ (9,000,000)
Accrued interests		13,000,000
Borrowings		584,000,000	582,000,000
Constellium SE (Issued November 2017, due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 447,000,000		$ 500,000,000
Nominal rate		5.88%
Effective rate		6.26%		6.26%	6.26%
Arrangement fees		€ (6,000,000)
Accrued interests		10,000,000
Borrowings		451,000,000	449,000,000
Constellium SE (Issued November 2017, due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 400,000,000
Nominal rate		4.25%
Effective rate		4.57%		4.57%	4.57%
Arrangement fees		€ (5,000,000)
Accrued interests		6,000,000
Borrowings		401,000,000	400,000,000
Constellium SE (Issued June 2020, due 2028)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 290,000,000		$ 325,000,000
Nominal rate		5.625%
Effective rate		6.05%		6.05%	6.05%
Arrangement fees		€ (6,000,000)
Accrued interests		0
Borrowings		284,000,000	0
Unsecured Revolving Credit Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Unsecured Revolving Credit Facility (due 2021) | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowing capacity		5,000,000
Unsecured Credit facility Switzerland (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 18,000,000			SFr 19,500,000
Nominal rate		1.18%
Effective rate		1.18%		1.18%	1.18%
Borrowings		€ 18,000,000	0
Unsecured Credit facility Switzerland (due 2025) | Swiss State
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 20,000,000
Percentage of principal outstanding amount guaranteed						85.00%
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value		68,000,000
Accrued interests		2,000,000
Borrowings		70,000,000	€ 60,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 38,000,000